INVESTMENTS, DEBTS AND DERIVATIVES (Tables)	6 Months Ended
Jun. 30, 2023
Financial Instruments [Abstract]
Schedule of financial assets
The Company holds the following investments and derivative assets:

	June 30, 2023	December 31, 2022

At fair value
Other investments	52	58
	52	58

At amortized cost
Security deposits and cash collateral	97	63
Other investments	51	70
	148	133

Total investments and derivatives	200	191
Non-current	63	71
Current	137	120
Other investments at fair value are measured at fair value through other comprehensive income and relate to investments held in Pakistan (US$18) and Bangladesh (US$34). As a result of revaluations, a US$5 loss was recorded for the three-months period ended June 30, 2023.
Other investments at amortized cost include a US$27 loan granted by VIP Kazakhstan Holdings to minority shareholder Crowell Investments Limited.

Schedule of financial liabilities	The Company holds the following debt and derivative liabilities:

	June 30, 2023	December 31, 2022

At amortized cost
Principal amount outstanding	4,324	6,670
Interest accrued	73	102
Discounts and unamortized fees	(21)	(8)
Bank loans and bonds	4,376	6,764

Lease liabilities	832	806
Other financial liabilities	452	610
	5,660	8,180

Total debt and derivatives	5,660	8,180
Non-current	3,791	5,336
Current	1,869	2,844